STOCK COMPENSATION PLANS (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Shares
Unvested, Balances	24,250,000	4,500,000	0
Granted	15,864,031	23,800,000	4,550,000
Vested	(18,364,031)	(4,050,000)	(50,000)
Forfeited	0	0
Unvested, Balances	21,750,000	24,250,000	4,500,000
Weighted-Average Grant Date Fair Value Per Share
Unvested, Balances	$ 1.27	$ 0.56	$ 0.00
Granted	2.08	1.40	0.56
Vested	1.59	1.27	0.56
Forfeited	0	0.00	0.00
Unvested, Balances	$ 1.59	$ 1.27	$ 0.56